CONTINGENT LIABILITIES AND COMMITMENTS	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 9:-	CONTINGENT LIABILITIES AND COMMITMENTS

a.	Legal Proceedings:

On November 19, 2014, a class action lawsuit was filed against the Company and certain of its current and former officers and directors in the United States District Court for the Southern District of New York (the "Court"). The complaint, brought by a putative class of investors, alleges, among other things, that the Company's officers and directors made false or misleading statements relating to the results of the Phase III study for its MDX drug candidate. On May 20, 2015, the Company moved to dismiss the complaint. On March 30, 2016, the Court accepted the motion to dismiss all charges against the Company.

On February 17, 2017, a class action lawsuit was filed against the Company and certain of its current officers (one of whom also is a director) in the United States District Court for the Southern District of New York. The case was filed on behalf of a putative class of investors who purchased or acquired the Company's publicly-traded securities between August 13, 2015 and January 17, 2017. The complaint asserted violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and Rule 10b-5 thereunder. The complaint alleged, among other things, that the Company and the individual defendants made false or misleading statements relating to the results of the Company’s second Phase III clinical trial for its MDX drug candidate. At this preliminary stage the Company cannot assess the exposure under such complaint.

b.	Lease commitments:

Facilities of the Company are rented under operating lease agreements, which expire on various dates, the latest of which is in 2018. The Company recognizes rent expense under such arrangements on a straight-line basis.

In June 2016, the Company entered into a new operating lease agreement for its vehicles until 2019.

Aggregate minimum lease commitments, net of sub-lease proceeds in the amount of $ 22 in 2017, under non-cancelable operating leases as of December 31, 2016, were as follows:

	Minimum	Minimum
	Facilities	Vehicles
	Lease	Lease
Year ended December 31,	Payments	Payments		Total

2017	$457	13	$	$470
2018	287	-		287

	$744	$13		$757

Facilities rent expense, not including sublease income, was $ 488, $ 498 and $ 179 for the years ended December 31, 2016, 2015 and 2014, respectively. Sublease rental income for the years ended December 31, 2016 and 2015 was $ 47 and $ 17, respectively.

The vehicle rent expenses for the years ended December 31, 2016, 2015 and 2014, amounted to $  100, $  110 and $ 67, respectively.

In August 2015, the Company moved its headquarters to new offices. The previous lease agreement for the headquarters office was terminated on March 31, 2016 and the Company recognized a loss of $ 71, net in 2015 in respect with this contract.

In connection with the Company's facilities lease agreements, the Company established letters of credit for a total amount of $ 164, which has automatic annual extensions and are fully secured by restricted cash.

c.	Royalty bearing Government grants:

The Company partially financed its research and development expenditures under programs sponsored by the Israeli Office of Chief Scientist ("OCS") (the OCS has since been replaced by the Israel Innovation Authority ("IIA")) for the support of certain research and development activities conducted in Israel.

In connection with the participation payments received from the OCS in previous years, the Company is committed to pay royalties at a rate of 3%-5% of sales of the developed product linked to U.S dollars, up to 100% of the amount of grants received (100% plus interest at LIBOR). The Company's total commitment for royalties payable with respect to future sales, based on OCS participations received or accrued, net of royalties paid or accrued, totaled approximately $122 as of December 31, 2016. In addition, the OCS (today the IIA) may impose certain conditions on any arrangement under which it permits the Company to transfer technology or development out of Israel.